Document And Entity Information	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity Registrant Name	Omega Therapeutics, Inc.
Entity Central Index Key	0001850838
Entity Emerging Growth Company	true
Securities Act File Number	001-40657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3247585
Entity Address, Address Line One	20 Acorn Park Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	949-4360
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OMGA
Security Exchange Name	NASDAQ